Investment in equity accounted investees (Details 2) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2024 USD ($)
Investments accounted for using equity method [Line Items]
Carrying value of the Company's investment	₨ 4,196		₨ 4,702		$ 50
Company's share of profits for the year	147	$ 2	370	₨ 703
DRES energy private limited [Member]
Investments accounted for using equity method [Line Items]
Carrying value of the Company's investment	55		57	59
Company's share of profits for the year	₨ (2)		₨ (2)	₨ (9)